Vanguard® S&P Mid-Cap 400 Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Communication Services (1.9%)
	Iridium Communications Inc.	100,776	6,051
	Nexstar Media Group Inc. Class A	30,240	4,564
	World Wrestling Entertainment Inc. Class A	34,796	3,525
	New York Times Co. Class A	66,085	2,341
			16,481
Consumer Discretionary (13.2%)
*	Deckers Outdoor Corp.	21,146	10,044
	Service Corp. International	123,392	7,849
	Churchill Downs Inc.	52,804	7,172
	Texas Roadhouse Inc. Class A	53,671	5,791
*	Crocs Inc.	49,566	5,565
*	Five Below Inc.	30,723	5,300
	Tempur Sealy International Inc.	136,658	4,871
	Wingstop Inc.	24,015	4,788
	Murphy USA Inc.	16,046	4,435
	H&R Block Inc.	122,241	3,649
	Aramark	85,621	3,380
	Dick's Sporting Goods Inc.	24,020	3,063
*	Visteon Corp.	22,593	3,018
*	Fox Factory Holding Corp.	33,931	3,017
	Wendy's Co.	136,811	3,011
	Williams-Sonoma Inc.	25,653	2,912
*	TopBuild Corp.	13,604	2,743
	Brunswick Corp.	34,347	2,593
*	Grand Canyon Education Inc.	24,622	2,579
	Wyndham Hotels & Resorts Inc.	36,876	2,517
	Polaris Inc.	22,746	2,450
	Valvoline Inc.	63,490	2,444
	Boyd Gaming Corp.	37,574	2,395
	Gentex Corp.	86,634	2,275
	Harley-Davidson Inc.	67,279	2,093
*	Light & Wonder Inc.	34,587	2,016
*	AutoNation Inc.	12,624	1,653
	Autoliv Inc.	19,912	1,623
	Choice Hotels International Inc.	13,118	1,489
*	YETI Holdings Inc.	38,049	1,392
*	Hilton Grand Vacations Inc.	32,464	1,388
*	Ollie's Bargain Outlet Holdings Inc.	22,745	1,254
	Papa John's International Inc.	11,639	816
			111,585

		Shares	Market Value ($000)
Consumer Staples (4.5%)
*	Darling Ingredients Inc.	128,586	8,150
	Casey's General Stores Inc.	29,890	6,745
*	Celsius Holdings Inc.	32,431	4,071
*	BJ's Wholesale Club Holdings Inc.	61,439	3,849
	Lancaster Colony Corp.	15,935	3,132
*	Performance Food Group Co.	56,409	3,119
	Flowers Foods Inc.	97,186	2,428
*	US Foods Holding Corp.	49,334	1,962
*	Boston Beer Co. Inc. Class A	5,217	1,761
*	BellRing Brands Inc.	43,928	1,609
*	Sprouts Farmers Market Inc.	45,863	1,585
			38,411
Energy (6.8%)
	Range Resources Corp.	193,801	5,304
	PDC Energy Inc.	73,898	5,071
*	Antero Resources Corp.	221,449	4,520
	NOV Inc.	315,324	4,437
*	Southwestern Energy Co.	884,940	4,221
	Murphy Oil Corp.	117,164	4,077
	ChampionX Corp.	159,451	4,028
	Matador Resources Co.	90,006	3,958
	Chord Energy Corp.	25,381	3,630
	DT Midstream Inc.	77,662	3,530
	PBF Energy Inc. Class A	91,747	3,377
*	Valaris Ltd.	48,280	2,787
	Antero Midstream Corp.	268,847	2,745
*	CNX Resources Corp.	136,549	2,110
	HF Sinclair Corp.	47,494	1,968
	Equitrans Midstream Corp.	159,329	1,359
			57,122
Financials (10.8%)
	Annaly Capital Management Inc.	375,600	7,091
*	WEX Inc.	34,963	5,799
	Kinsale Capital Group Inc.	17,400	5,272
	Selective Insurance Group Inc.	48,388	4,681
	SEI Investments Co.	81,772	4,627
	Jefferies Financial Group Inc.	145,046	4,361
	RenaissanceRe Holdings Ltd.	22,564	4,250
	RLI Corp.	32,486	4,023
	Primerica Inc.	20,438	3,720
	Interactive Brokers Group Inc. Class A	46,245	3,571
	Cullen/Frost Bankers Inc.	34,617	3,469
	Commerce Bancshares Inc.	62,093	2,977
	FirstCash Holdings Inc.	30,100	2,966
	SLM Corp.	193,239	2,949
	First Horizon Corp.	284,303	2,931
	American Financial Group Inc.	25,240	2,834
	Affiliated Managers Group Inc.	19,959	2,776
	East West Bancorp Inc.	57,709	2,761
	SouthState Corp.	34,638	2,166
*	Euronet Worldwide Inc.	18,530	2,064
	Hanover Insurance Group Inc.	16,856	1,879
	Columbia Banking System Inc.	86,758	1,738
	Federated Hermes Inc. Class B	46,812	1,612
	Evercore Inc. Class A	14,329	1,547
	United Bankshares Inc.	51,690	1,521

		Shares	Market Value ($000)
	First Financial Bankshares Inc.	55,177	1,429
	Glacier Bancorp Inc.	47,964	1,382
	Hancock Whitney Corp.	33,641	1,229
	International Bancshares Corp.	25,778	1,101
	Cathay General Bancorp	29,850	873
	Fulton Financial Corp.	65,611	732
	Bank of Hawaii Corp.	16,346	640
			90,971
Health Care (11.7%)
*	Shockwave Medical Inc.	28,995	7,976
*	United Therapeutics Corp.	36,565	7,669
*	Repligen Corp.	41,421	6,956
*	Neurocrine Biosciences Inc.	77,485	6,937
*	Jazz Pharmaceuticals plc	50,510	6,473
*	Penumbra Inc.	19,191	5,898
*	Exelixis Inc.	259,915	5,011
*	Lantheus Holdings Inc.	55,255	4,785
	Chemed Corp.	8,116	4,332
*	Medpace Holdings Inc.	20,223	4,186
*	Masimo Corp.	24,458	3,958
*	HealthEquity Inc.	67,857	3,719
*	Option Care Health Inc.	134,339	3,701
*	Halozyme Therapeutics Inc.	108,547	3,520
*	Haemonetics Corp.	40,498	3,426
*	Globus Medical Inc. Class A	62,506	3,384
	Bruker Corp.	47,370	3,273
*	Acadia Healthcare Co. Inc.	42,358	2,992
*	Inari Medical Inc.	38,765	2,341
	Encompass Health Corp.	36,846	2,285
*	QuidelOrtho Corp.	23,618	2,011
*	STAAR Surgical Co.	26,301	1,526
*	Arrowhead Pharmaceuticals Inc.	41,690	1,435
*	Progyny Inc.	22,397	834
			98,628
Industrials (24.8%)
*	Builders FirstSource Inc.	118,078	13,691
	Hubbell Inc. Class B	43,006	12,147
	Carlisle Cos. Inc.	41,484	8,813
	Watsco Inc.	26,683	8,655
	Toro Co.	83,980	8,216
	Lincoln Electric Holdings Inc.	46,315	7,858
	Graco Inc.	87,857	6,720
	KBR Inc.	110,050	6,495
	EMCOR Group Inc.	38,223	6,301
	nVent Electric plc	133,602	5,796
*	Paylocity Holding Corp.	33,099	5,718
*	Clean Harbors Inc.	40,333	5,663
*	FTI Consulting Inc.	27,606	5,190
	Landstar System Inc.	28,810	5,053
	Curtiss-Wright Corp.	30,723	4,856
	AECOM	60,167	4,696
	Valmont Industries Inc.	17,124	4,491
	Lennox International Inc.	16,064	4,426
	Owens Corning	40,511	4,307
	Simpson Manufacturing Co. Inc.	34,196	4,042
*	ExlService Holdings Inc.	26,543	4,006
	UFP Industries Inc.	49,419	3,860

		Shares	Market Value ($000)
	Advanced Drainage Systems Inc.	38,665	3,741
	Donaldson Co. Inc.	62,513	3,659
*	CACI International Inc. Class A	12,077	3,614
	Knight-Swift Transportation Holdings Inc. Class A	64,502	3,547
*	Saia Inc.	12,108	3,440
*	Avis Budget Group Inc.	19,972	3,351
	Tetra Tech Inc.	24,355	3,348
	Insperity Inc.	28,562	3,162
	Concentrix Corp.	34,278	3,006
	Science Applications International Corp.	29,381	2,860
	AGCO Corp.	25,846	2,850
	Genpact Ltd.	77,006	2,832
*	Middleby Corp.	20,764	2,741
	Exponent Inc.	28,051	2,562
*	Trex Co. Inc.	46,692	2,398
	ITT Inc.	30,541	2,326
	MSA Safety Inc.	16,268	2,238
	Acuity Brands Inc.	12,862	1,938
	Timken Co.	26,036	1,863
	Watts Water Technologies Inc. Class A	11,398	1,806
	GATX Corp.	14,683	1,746
	MSC Industrial Direct Co. Inc. Class A	18,982	1,707
*	Chart Industries Inc.	15,369	1,686
	Crane Co.	19,128	1,390
	Brink's Co.	17,491	1,164
*	Mercury Systems Inc.	27,007	1,096
	Crane NXT Co.	19,103	1,005
*	Vicor Corp.	7,711	427
*	SunPower Corp.	38,458	408
			208,911
Information Technology (9.5%)
*	Lattice Semiconductor Corp.	109,933	8,939
*	Dynatrace Inc.	173,912	8,868
*	Super Micro Computer Inc.	29,968	6,711
*	Manhattan Associates Inc.	29,072	5,274
*	Novanta Inc.	28,619	4,739
	Cognex Corp.	72,093	3,962
	Power Integrations Inc.	45,746	3,953
	National Instruments Corp.	60,791	3,514
*	Qualys Inc.	27,754	3,504
*	Cirrus Logic Inc.	44,356	3,446
	Universal Display Corp.	21,977	3,238
	Littelfuse Inc.	12,322	3,155
	Belden Inc.	34,363	3,006
*	MACOM Technology Solutions Holdings Inc.	41,448	2,480
*	Wolfspeed Inc.	44,938	2,159
*	Calix Inc.	45,696	2,130
	Amkor Technology Inc.	80,577	1,997
*	Silicon Laboratories Inc.	13,566	1,908
*	Teradata Corp.	37,557	1,760
*	CommVault Systems Inc.	23,936	1,668
*	Blackbaud Inc.	16,437	1,206
*	Envestnet Inc.	21,733	1,137
*	Allegro MicroSystems Inc.	20,298	798
*	SiTime Corp.	6,987	693
			80,245

		Shares	Market Value ($000)
Materials (7.8%)
	Reliance Steel & Aluminum Co.	47,092	11,052
	RPM International Inc.	103,563	8,263
	Royal Gold Inc.	52,657	6,521
	Eagle Materials Inc.	28,910	4,710
	Olin Corp.	98,678	4,668
	Louisiana-Pacific Corp.	57,557	3,368
	Cabot Corp.	45,215	3,096
	Silgan Holdings Inc.	67,158	3,021
	Westlake Corp.	27,601	2,869
	AptarGroup Inc.	24,632	2,771
	Sonoco Products Co.	39,923	2,390
*	Axalta Coating Systems Ltd.	79,691	2,312
	Ashland Inc.	26,855	2,279
	Commercial Metals Co.	52,650	2,251
	Chemours Co.	67,866	1,798
*	MP Materials Corp.	74,042	1,534
*	Ingevity Corp.	28,194	1,331
	NewMarket Corp.	2,895	1,129
	Worthington Industries Inc.	11,955	671
			66,034
Real Estate (5.2%)
	Life Storage Inc.	41,585	5,297
	Rexford Industrial Realty Inc.	86,442	4,706
	CubeSmart	97,246	4,322
	Lamar Advertising Co. Class A	39,178	3,521
	NNN REIT Inc.	77,217	3,285
	EastGroup Properties Inc.	19,243	3,168
	Agree Realty Corp.	49,067	3,164
	First Industrial Realty Trust Inc.	54,114	2,813
	Omega Healthcare Investors Inc.	92,151	2,747
	Brixmor Property Group Inc.	118,005	2,364
	STAG Industrial Inc.	64,741	2,253
	Rayonier Inc.	65,017	1,906
	PotlatchDeltic Corp.	36,935	1,718
	National Storage Affiliates Trust	31,829	1,165
	Corporate Office Properties Trust	46,830	1,069
			43,498
Utilities (3.7%)
	Essential Utilities Inc.	191,496	7,802
	OGE Energy Corp.	160,587	5,665
	ONE Gas Inc.	43,407	3,513
	National Fuel Gas Co.	51,589	2,626
	New Jersey Resources Corp.	50,559	2,450
	IDACORP Inc.	21,515	2,239
	Ormat Technologies Inc.	24,859	2,115
	PNM Resources Inc.	42,717	1,962
	Black Hills Corp.	27,149	1,655
	Spire Inc.	20,641	1,333
			31,360
Total Common Stocks (Cost $780,110)			843,246

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund (Cost $2)	5.125%	18	2
Total Investments (99.9%) (Cost $780,112)				843,248
Other Assets and Liabilities—Net (0.1%)				537
Net Assets (100%)				843,785
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2023	2	482	—

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.